United States
                       Securities and Exchange Commission
                              Washington, DC 20549


                                    Form 13F

                               Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:       12/31/06

Check here if Amendment:  [  ]    Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        Rorer Asset Management, LLC
Address:     Eight Tower Bridge
             161 Washington St., Suite 1500
             Conshohocken, PA 19428

13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert D. Leininger
Title:   Principal, Senior Equity Analyst, COO & CCO
Phone:   (484)530-4300

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Signature, Place and Date of Signing:


/s/ Robert D. Leininger
Robert D. Leininger
Conshohocken, PA
February 5, 2007

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           RORER ASSET MANAGEMENT, LLC
                   13F HOLDINGS REPORT AS OF DECEMBER 31, 2006


                         TITLE                                                                     VOTING AUTHORITY
                          OF                VALUE               SH/  PUT/      INVESTMENT        SOLE     SHARED      NONE
NAME OF ISSUER           CLASS    CUSIP   (X $1000)     SHARES  PRN  CALL DISCRETION MANAGERS    (A)       (B)        (C)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AFLAC INC               COMMON  001055102 $38,136.50    828,342  SH        DEFINED     1, 2     753,627      463      74,252
ABERCROMBIE & FITCH C   COMMON  002896207  $1,069.10     15,354  SH        DEFINED     1, 2      14,923        0         431
ADVANCED MICRO DEVICE   COMMON  007903107 $18,131.69    896,759  SH        DEFINED     1, 2     813,474      518      82,767
AMERICAN INTL GROUP     COMMON  026874107 $35,694.39    497,587  SH        DEFINED     1, 2     452,687      273      44,627
AMGEN INC               COMMON  031162100 $31,622.02    462,837  SH        DEFINED     1, 2     415,352      255      47,230
ANADARKO PETE CORP      COMMON  032511107    $348.16      8,000  SH        DEFINED     1, 2           0        0       8,000
APACHE CORP             COMMON  037411105    $443.36      6,666  SH        DEFINED     1, 2           0        0       6,666
APPLE COMPUTER INC      COMMON  037833100 $34,145.91    403,255  SH        DEFINED     1, 2     368,945      223      34,087
ARRIS GROUP INC         COMMON  04269Q100  $1,903.60    152,166  SH        DEFINED     1, 2     148,785        0       3,381
BAXTER INTL INC         COMMON  071813109 $25,710.16    554,006  SH        DEFINED     1, 2     503,632      306      50,068
BEAR STEARNS COS INC    COMMON  073902108  $2,308.55     14,182  SH        DEFINED     1, 2      13,865        0         317
BIOMET INC              COMMON  090613100  $2,397.87     58,102  SH        DEFINED     1, 2      56,813        0       1,289
CVS CORP                COMMON  126650100 $27,394.50    886,586  SH        DEFINED     1, 2     807,172      480      78,934
CATERPILLAR INC         COMMON  149123101 $19,445.91    317,211  SH        DEFINED     1, 2     285,247      176      31,788
CHECKFREE CORP NEW CO   COMMON  162813109    $889.02     22,137  SH        DEFINED     1, 2      21,517        0         620
CHEVRONTEXACO CORP.     COMMON  166764100 $23,315.98    319,312  SH        DEFINED     1, 2     282,982      231      36,099
CISCO SYS INC           COMMON  17275R102 $42,619.36  1,555,942  SH        DEFINED     1, 2   1,400,859      854     154,229
CITIGROUP INC.          COMMON  172967101 $39,377.37    707,833  SH        DEFINED     1, 2     645,970      390      61,473
COCA COLA CO            COMMON  191216100 $30,036.85    621,771  SH        DEFINED     1, 2     564,679      387      56,705
COMMUNITY HEALTH SYS    COMMON  203668108  $2,452.28     67,149  SH        DEFINED     1, 2      65,406        0       1,743
CONOCOPHILLIPS COM      COMMON  20825C104 $39,055.03    547,288  SH        DEFINED     1, 2     498,955      306      48,027
CONSOL ENERGY INC       COMMON  20854P109  $1,200.44     37,362  SH        DEFINED     1, 2      36,313        0       1,049
CORNING INC             COMMON  219350105 $25,653.34  1,369,481  SH        DEFINED     1, 2   1,242,423      776     126,282
CYMER INC               COMMON  232572107  $1,939.21     44,123  SH        DEFINED     1, 2      43,020        0       1,103
DANAHER CORP SHS BEN    COMMON  235851102 $34,061.98    470,996  SH        DEFINED     1, 2     429,582      261      41,153
DEVON ENERGY CORP NEW   COMMON  25179M103 $20,274.09    303,815  SH        DEFINED     1, 2     276,173      170      27,472
WALT DISNEY CO.         COMMON  254687106 $26,760.57    781,111  SH        DEFINED     1, 2     710,667      434      70,010
ENSCO INTL INC          COMMON  26874Q100 $23,848.59    478,579  SH        DEFINED     1, 2     438,304      242      40,033
EMULEX CORP NEW         COMMON  292475209  $1,876.69     96,191  SH        DEFINED     1, 2      93,376        0       2,815
EXPRESS SCRIPTS INC C   COMMON  302182100 $20,958.45    293,447  SH        DEFINED     1, 2     271,036      142      22,269
FIRST MARBLEHEAD CORP   COMMON  320771108  $1,944.94     35,589  SH        DEFINED     1, 2      34,536        0       1,053
FISERV INC              COMMON  337738108  $2,180.31     41,593  SH        DEFINED     1, 2      40,605        0         988
FRONTIER OIL CORP COM   COMMON  35914P105    $816.25     28,401  SH        DEFINED     1, 2      27,600        0         801
GAMESTOP CORP CLASS A   COMMON  36467W109  $1,197.71     21,733  SH        DEFINED     1, 2      20,960        0         773
GENERAL ELEC CO         COMMON  369604103 $39,968.48  1,070,723  SH        DEFINED     1, 2     976,488      605      93,630
HALLIBURTON COMPANY     COMMON  406216101 $22,926.50    742,746  SH        DEFINED     1, 2     676,052      415      66,279
HEWLETT PACKARD         COMMON  428236103 $11,214.97    271,838  SH        DEFINED     1, 2     247,261      150      24,427
HOME DEPOT              COMMON  437076102 $23,679.84    587,514  SH        DEFINED     1, 2     533,784      336      53,394
IAC INTERACTIVE CORP    COMMON  44919P300 $33,047.46    887,964  SH        DEFINED     1, 2     813,697      466      73,801
ILLINOIS TOOL WORKS I   COMMON  452308109 $12,444.28    269,683  SH        DEFINED     1, 2     245,073      150      24,460
INGRAM MICRO INC CL A   COMMON  457153104  $1,611.80     78,971  SH        DEFINED     1, 2      77,007        0       1,964
JANUS CAP GROUP INC     COMMON  47102X105  $2,589.72    119,950  SH        DEFINED     1, 2     116,642        0       3,308
JOHNSON & JOHNSON       COMMON  478160104 $26,131.13    395,443  SH        DEFINED     1, 2     359,652      217      35,574
KAYDON CORP             COMMON  486587108  $1,595.96     40,160  SH        DEFINED     1, 2      39,182        0         978
L-3 COMMUNICATIONS      COMMON  502424104 $38,023.36    465,018  SH        DEFINED     1, 2     425,973      245      38,800
LABORATORY CORP AMER    COMMON  50540R409 $28,079.17    382,458  SH        DEFINED     1, 2     350,242      197      32,019
LAUREATE ED INC         COMMON  518613104  $1,979.14     40,698  SH        DEFINED     1, 2      39,535        0       1,163
LINEAR TECHNOLOGY COR   COMMON  535678106 $19,553.57    644,939  SH        DEFINED     1, 2     588,661      346      55,932
MBIA INC                COMMON  55262C100 $30,203.61    413,843  SH        DEFINED     1, 2     378,697      212      34,934
MEDTRONIC INC           COMMON  585055106 $29,870.69    559,763  SH        DEFINED     1, 2     509,839      310      49,614
MENS WEARHOUSE INC      COMMON  587118100  $1,252.10     32,726  SH        DEFINED     1, 2      31,806        0         920
MERRILL LYNCH & CO.     COMMON  590188108 $38,175.54    409,691  SH        DEFINED     1, 2     374,378      228      35,085
MOLEX INC CLASS A       COMMON  608554200    $813.08     29,353  SH        DEFINED     1, 2      28,519        0         834
MORGAN STANLEY          COMMON  617446448 $45,140.41    554,136  SH        DEFINED     1, 2     507,910      306      45,920
MOTOROLA INC            COMMON  620076109 $20,654.42  1,004,483  SH        DEFINED     1, 2     912,928      561      90,994
NEWFIELD EXPL CO        COMMON  651290108  $1,740.31     37,874  SH        DEFINED     1, 2      36,942        0         932
NUTRI SYS INC NEW COM   COMMON  67069D108    $694.88     10,962  SH        DEFINED     1, 2      10,652        0         310
OFFICE DEPOT INC        COMMON  676220106  $2,059.81     53,964  SH        DEFINED     1, 2      52,436        0       1,528
OSHKOSH TRUCK CORP CO   COMMON  688239201  $1,611.03     33,272  SH        DEFINED     1, 2      32,455        0         817
PARKER HANNIFIN CORP    COMMON  701094104  $2,641.14     34,354  SH        DEFINED     1, 2      33,482        0         872
PATTERSON-UTI ENERGY    COMMON  703481101  $1,320.81     56,858  SH        DEFINED     1, 2      55,259        0       1,599
PEPSICO INC             COMMON  713448108 $32,133.26    513,496  SH        DEFINED     1, 2     467,573      294      45,629
PROASSURANCE CORP COM   COMMON  74267C106  $2,008.93     40,243  SH        DEFINED     1, 2      39,257        0         986
PROCTER & GAMBLE        COMMON  742718109 $33,664.97    523,459  SH        DEFINED     1, 2     477,743      291      45,425
RESPIRONICS INC         COMMON  761230101  $2,394.45     63,429  SH        DEFINED     1, 2      61,836        0       1,593
SRA INTL INC CL A       COMMON  78464R105  $1,625.39     60,785  SH        DEFINED     1, 2      59,280        0       1,505
ST. PAUL TRAVELERS      COMMON  792860108 $35,328.58    658,283  SH        DEFINED     1, 2     598,430      364      59,489


SMURFIT-STONE CONTAIN   COMMON  832727101  $2,167.65    205,270  SH        DEFINED     1, 2     200,481        0       4,789
SPRINT CORP COM         COMMON  852061100 $10,039.39    530,620  SH        DEFINED     1, 2     469,008      380      61,232
STAPLES INC             COMMON  855030102  $2,584.03     96,780  SH        DEFINED     1, 2      94,620        0       2,160
TD AMERITRADE HLDG CO   COMMON  87236Y108 $33,270.32  2,046,506  SH        DEFINED     1, 2   1,882,804      984     162,718
TARGET CORP             COMMON  87612E106 $27,166.26    476,018  SH        DEFINED     1, 2     434,557      267      41,194
TEXAS INDS INC          COMMON  882491103    $998.84     15,551  SH        DEFINED     1, 2      15,121        0         430
THERMO ELECTRON CORP    COMMON  883556102 $24,169.35    533,863  SH        DEFINED     1, 2     489,203      264      44,396
THOMAS & BETTS CORP     COMMON  884315102  $2,474.63     52,340  SH        DEFINED     1, 2      51,176        0       1,164
TIME WARNER             COMMON  887317105 $14,770.79    676,960  SH        DEFINED     1, 2     616,329      380      60,251
UCBH HLDGS INC          COMMON  90262T308  $1,452.63     82,724  SH        DEFINED     1, 2      80,631        0       2,093
UNITED PARCEL SVC INC   COMMON  911312106 $18,029.53    240,459  SH        DEFINED     1, 2     218,721      137      21,601
VALERO ENERGY CORP CO   COMMON  91913Y100 $12,422.74    243,652  SH        DEFINED     1, 2     221,716      138      21,798
VARIAN MED SYS INC      COMMON  92220P105  $1,345.23     28,279  SH        DEFINED     1, 2      27,484        0         795
WALTER INDS INC         COMMON  93317Q105  $1,175.67     43,463  SH        DEFINED     1, 2      42,262        0       1,201
WYETH                   COMMON  983024100 $15,308.89    300,173  SH        DEFINED     1, 2     272,190      175      27,808
XEROX CORP              COMMON  984121103 $31,012.11  1,830,455  SH        DEFINED     1, 2   1,667,223    1,017     162,215
ZIMMER HLDGS INC        COMMON  98956P102 $14,682.27    187,790  SH        DEFINED     1, 2     170,666      104      17,020

                                          ----------   ---------                               ------------------------------
                                          ----------   ---------                               ------------------------------
                               TOTALS: $1,338,459.22  31,624,888                             28,892,348   16,426   2,716,114
                                          ==========   =========                               ==============================


FORM 13F SUMMARY PAGE

Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:              84

Form 13F Information Table Value Total:              $1,338,459 million


List of Other Included Managers:
Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F     File Number                Name
-------  ---------------            ----------
1              28-3326          Managers Investment Group LLC
2             28-04975          Affiliated Managers Group, Inc.